Earnings (Loss) Per Common Share - Computation of Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic
Net loss	$ (3,766)	$ (5,425)	$ (6,870)
Less: Preferred dividends and accretion of discount on preferred stock	(328)	(425)	(410)
Less: Net loss allocated to unvested share-based payment awards		34	29
Earnings (loss) available to common stockholders	866	(5,850)	(7,280)
Weighted average common shares outstanding including unvested share-based payment awards	6,317,032	825,376	822,262
Less: Unvested share-based payment awards	(2,331)	(4,801)	(3,304)
Average shares	6,314,701	820,575	818,958
Basic earnings ( loss) per common share	$ 0.14	$ (7.09)	$ (8.85)
Diluted
Net earnings (loss) allocated to common stockholders	$ 866	$ (5,816)	$ (7,251)
Weighted average common shares outstanding for basic earnings (loss) per common share	6,314,701	820,575	818,958
Add: Dilutive effects of assumed exercises of stock options	948
Add: Dilutive effects of assumed exercises of stock warrant
Average shares and dilutive potential common shares	6,315,649	820,575	818,958
Diluted earnings (loss) per common share	$ 0.14	$ (7.09)	$ (8.85)